Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 10, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Oct. 10, 2018
Document Effective Date	Oct. 10, 2018
Prospectus Date	Jul. 27, 2018
Defiance Future Tech ETF | Defiance Future Tech ETF
Prospectus:
Trading Symbol	AUGR